Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
(Increase) decrease in trade and other receivables	$ (3,815)	$ 157
Decrease in inventories	20,221	20,545
Decrease (increase) in prepaid expenses and other current assets	2,840	(15,351)
Increase (decrease) in accounts payable and accrued liabilities	37,410	(20,544)
Non-cash changes in working capital	$ 56,656	$ (15,193)